Subsidiaries	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Subsidiaries
The company has wholly-owned subsidiaries not presented in the tables below that are intermediate holding companies of investments in subsidiaries and intercompany balances, all of which are eliminated on consolidation.

December 31, 2017	Domicile	Fairfax's ownership (100% other than as shown below)
Insurance and Reinsurance
Northbridge Financial Corporation (Northbridge)	Canada
Odyssey Re Holdings Corp. (OdysseyRe)	United States
Hudson Insurance Company (Hudson Insurance)	United States
Crum & Forster Holdings Corp. (Crum & Forster)	United States
Zenith National Insurance Corp. (Zenith National)	United States
Brit Limited (Brit)	United Kingdom	72.5%
Allied World Assurance Company Holdings, GmbH (Allied World)	Switzerland	67.4%
Advent Capital (Holdings) Ltd. (Advent)	United Kingdom
Fairfax Central and Eastern Europe, which consists of:
Polskie Towarzystwo Reasekuracji Spólka Akcyjna (Polish Re)	Poland
Colonnade Insurance S.A. (Colonnade Insurance)	Luxembourg
Fairfax Latin America, which consists of:
Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)	Brazil
SBS Seguros Colombia S.A. (SouthBridge Colombia)	Colombia
Southbridge Compañía de Seguros Generales S.A. (SouthBridge Chile)	Chile
La Meridional Compañía Argentina de Seguros S.A. (La Meridional Argentina)	Argentina

Bryte Insurance Company Limited (Bryte Insurance)	South Africa

Group Re, which underwrites business in:
CRC Reinsurance Limited (CRC Re)	Barbados
Wentworth Insurance Company Ltd. (Wentworth)	Barbados

Fairfax Asia, which consists of:
Falcon Insurance Company (Hong Kong) Limited (Falcon)	Hong Kong
The Pacific Insurance Berhad (Pacific Insurance)	Malaysia	85.0%
PT Asuransi Multi Artha Guna TBK (AMAG)	Indonesia	80.0%
Fairfirst Insurance Limited (Fairfirst Insurance)	Sri Lanka	78.0%

Run-off
TIG Insurance Company (TIG Insurance)	United States
RiverStone Insurance (UK) Limited (RiverStone (UK))	United Kingdom
RiverStone Insurance Limited (RiverStone Insurance)	United Kingdom
RiverStone Managing Agency Limited	United Kingdom

December 31, 2017		Domicile	Fairfax's ownership		Primary business
Other reporting segment

Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)		Canada	100.0%		Investment management
Fairfax Africa Holdings Corporation (Fairfax Africa)		Canada	64.2%	(1)	Invests in public and private African businesses
Grivalia Properties Real Estate Investment Company S.A. (Grivalia Properties)		Greece	52.7%		Real Estate investment company
Mosaic Capital Corporation (Mosaic Capital)		Canada	—	(2)	Invests in private Canadian businesses
Pethealth Inc. (Pethealth)		Canada	100.0%		Pet medical insurance and database services
Boat Rocker Media Inc. (Boat Rocker)		Canada	58.2%		Development, production, marketing and distribution of television programs

Restaurants and Retail
Cara Operations Limited (Cara) which owns:		Canada	40.2%	(1)	Franchisor, owner and operator of restaurants
100.0% of	Groupe St-Hubert Inc. (St-Hubert)	Canada	40.2%		Full-service restaurant operator and a fully integrated food manufacturer
89.2% of	Original Joe's Franchise Group Inc. (Original Joe's)	Canada	35.9%		Multi-brand restaurant owner and operator
100.0% of	Pickle Barrel Restaurants Inc. (Pickle Barrel)	Canada	40.2%		Owner and operator of restaurants and catering business
Keg Restaurants Ltd. (The Keg)		Canada	51.0%		Owner and operator of premium dining restaurants
Praktiker Hellas Commercial Societe Anonyme (Praktiker)		Greece	100.0%		Retailer of home improvement goods
Sporting Life Inc. (Sporting Life)		Canada	75.0%		Retailer of sporting goods and sports apparel
William Ashley China Corporation (William Ashley)		Canada	100.0%		Retailer of tableware and gifts
Golf Town Limited (Golf Town)		Canada	60.0%	(3)	Retailer of golf equipment, consumables, athletic apparel and accessories

India focused
Fairfax India Holdings Limited (Fairfax India) which owns:		Canada	30.2%	(1)	Invests in public and private Indian businesses
89.5% of	National Collateral Management Services Limited (NCML)	India	27.0%		Provider of agricultural commodities storage
48.7% of	Fairchem Specialty Limited (Fairchem)	India	14.7%		Manufacturer, supplier and exporter of aroma chemicals
51.0% of	Saurashtra Freight Private Limited (Saurashtra Freight)	India	15.4%		Container freight station operator

Thomas Cook (India) Limited (Thomas Cook India) which owns:		India	67.6%		Provider of integrated travel and travel-related financial services
49.0% of	Quess Corp Limited (Quess)	India	33.1%		Provider of staffing and facilities management services
100.0% of	Sterling Holiday Resorts Limited (Sterling Resorts)	India	67.6%		Owner and operator of holiday resorts

(1)	The company holds multiple voting shares that give it voting rights of 56.7% in Cara, 98.8% in Fairfax Africa and 93.6% in Fairfax India.

(2)	The company holds Mosaic Capital warrants representing a potential voting interest of approximately 62%.

(3)	The company holds 100% of the voting rights in Golf Town.